Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Effect of dilutive shares	10,000,000	11,000,000	12,000,000
Antidilutive shares	0	0	0